Employee Benefits (Narrative) (Details) (USD $)	12 Months Ended									1 Months Ended			12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2013 Restricted Stock Awards [Member]	Oct. 31, 2012 Restricted Stock Awards [Member]	Oct. 31, 2011 Restricted Stock Awards [Member]	Oct. 31, 2013 Restricted Stock Awards [Member] Maximum [Member]	Mar. 31, 2005 2005 Stock Incentive Plan [Member]	Mar. 31, 2011 2011 Stock Incentive Plan [Member]	Mar. 31, 2013 Amended 2011 Plan [Member]	Oct. 31, 2013 Amended 2011 Plan [Member]	Oct. 31, 2013 Non-employee Directors Stock Plan [Member]	Oct. 31, 2013 Non-employee Directors Stock Plan [Member] Restricted Stock Awards [Member]	Oct. 31, 2012 Non-employee Directors Stock Plan [Member] Restricted Stock Awards [Member]	Oct. 31, 2011 Non-employee Directors Stock Plan [Member] Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Health insurance coverage expense	$ 3,999,078	$ 3,303,968	$ 3,073,366
Matching 401(k) contributions	130,361	229,417	83,245
Shares authorized and reserved for common stock issuance (shares)								1,000,000	500,000			250,000
Additional shares authorized (shares)										500,000
Shares available for grant (shares)											395,000	29,000
Share-based compensation expense	971,145	1,440,534	893,354
Share-based compensation expense for employees				817,657	1,287,271	746,431
Compensation cost related to unvested equity-based compensation, period (in years)				3 years 4 months 24 days
Compensation cost related to unvested equity-based compensation							2,200,000
Restricted share grants (shares)													36,632	44,424	30,356
Restricted period													6 months
Share-based compensation expense for non-employee directors													$ 153,488	$ 153,263	$ 146,923